SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2021
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 12 – SUBSEQUENT EVENTS

On January 1, 2022, the Company issued its legal counsel 12,500 shares of common stock for legal work for January 2022. The common stock of the Company is thinly traded and had a value of $0.119 per share, therefore the Company recorded the transaction at $1,488.

On February 1, 2022, the Company issued its legal counsel 12,500 shares of common stock for legal work for February 2022. The common stock of the Company is thinly traded and had a value of $0.069 per share, therefore the Company recorded the transaction at $862.

On February 8, 2022, the Company entered into a First Amendment to Loan Agreement with FVP Servicing, LLC (see Note 6) for an additional incremental advance of $100,000.

On February 22, 2022, the Company issued 1,000,000 shares of common stock of the Company to Hospitality Funding Inc. in exchange for services related to consulting.

On March 1, 2022, the Company issued its legal counsel 12,500 shares of common stock for legal work for March 2022. The common stock of the Company is thinly traded and had a value of $0.06 per share, therefore the Company recorded the transaction at $750.

On March 7, 2022, Altitude International Holdings, Inc. and CMA Soccer LLC entered into a Consulting, Management and License Agreement with Soccer Partners America (“Soccer Partners”), a Colorado not for profit corporation. Soccer Partners, under the brand name of Rush Soccer, has developed the largest known network of affiliated independent youth soccer clubs and with CMA Soccer, will establish a Rush residential academy program and a men’s professional soccer team. As part of the agreement, certain members of the management of Soccer Partners were granted a combined total of 10,000,000 shares of common stock of the Company and employment agreements for five individuals.